Fair Value Measurements - Schedule of Assets and Liabilities Which are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Mar. 03, 2026	Dec. 31, 2025
Level 3 [Member]
Current:
Derivative Liabilities Current		$ (14,800)	$ (14,896)
Recurring [Member]
Current:
Derivative Assets Current		61,779		$ 9,660
Noncurrent:
Derivative Assets Non-Current		10,616		6,810
Current:
Derivative Liabilities Current		(44,013)		(17,125)
Noncurrent:
Earnout shares		(14,800)
Derivative Liabilities Non-Current		(28,735)		(13,544)
Series A embedded derivative	[1]
Net derivative instruments		(15,153)		(14,199)
Recurring [Member] | Level 1 [Member]
Current:
Derivative Assets Current
Noncurrent:
Derivative Assets Non-Current
Current:
Derivative Liabilities Current
Noncurrent:
Earnout shares
Derivative Liabilities Non-Current
Series A embedded derivative	[1]
Net derivative instruments
Recurring [Member] | Level 2 [member]
Current:
Derivative Assets Current		61,779		9,660
Noncurrent:
Derivative Assets Non-Current		10,616		6,810
Current:
Derivative Liabilities Current		(44,013)		(17,125)
Noncurrent:
Earnout shares
Derivative Liabilities Non-Current		(28,735)		(13,544)
Series A embedded derivative	[1]
Net derivative instruments		(353)		(14,199)
Recurring [Member] | Level 3 [Member]
Current:
Derivative Assets Current
Noncurrent:
Derivative Assets Non-Current
Current:
Derivative Liabilities Current
Noncurrent:
Earnout shares		(14,800)
Derivative Liabilities Non-Current
Series A embedded derivative	[1]
Net derivative instruments		$ (14,800)

[1]	The Company identified embedded features within the Series A Redeemable Preferred Stock requiring bifurcation under ASC 815-15. The fair value of the compound embedded derivative was determined to be $0 as of March 4, 2026 and March 31, 2026, and accordingly was not recorded. The embedded derivative will be remeasured each reporting period.